Shareholder Report, Average Annual Return (Details) 1014012_Franklin Emerging Market Core Dividend Tilt Index ETF_Single Class_TSR Annual {Single Class}		12 Months Ended	60 Months Ended	118 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin Emerging Market Core Dividend Tilt Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin Emerging Market Core Dividend Tilt Index ETF (NAV)
Average Annual Return, Percent		30.30%	6.86%	7.06%
Morningstar Emerging Markets Target Market Exposure Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Target Market Exposure Index-NR
Average Annual Return, Percent	[1]	28.11%	3.95%	0.00%
Linked Morningstar Emerging Markets Target Market Exposure Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Morningstar Emerging Markets Target Market Exposure Index-NR
Average Annual Return, Percent	[2]	28.11%	3.46%	8.18%
Morningstar Emerging Markets Dividend Enhanced Select Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Dividend Enhanced Select Index-NR
Average Annual Return, Percent	[3]	30.84%	0.00%	0.00%
Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR
Average Annual Return, Percent	[4]	30.84%	7.42%	7.65%

[1]
†	The Morningstar Emerging Markets Target Market Exposure Index-NR did not commence calculation and publication until February 25, 2019.

[2]
††	The Linked Morningstar Emerging Markets Target Market Exposure Index-NR measures the performance of the Fund’s old primary benchmark, the MSCI Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[3]
†††	The Morningstar Emerging Markets Dividend Enhanced Select Index-NR did not commence calculation and publication until June 15, 2022.

[4]
††††	The Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR measures the performance of the Fund’s old underlying index, LibertyQ Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.